OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS - Other receivables (Details) - Nonrelated parties $ in Thousands	Dec. 31, 2023 USD ($)
Other receivables
Other receivables - offering consideration	$ 762
Other receivables	56
Other receivables, total	$ 818